HILLVIEW INVESTMENT TRUST II

                               Hillview Alpha Fund
                        Hillview International Alpha Fund

                          Supplement dated May 23, 2005
                                       to
    Prospectus and Statement of Additional Information dated October 28, 2004


This supplement provides important information about (1) a new Interim Investment Management Contract approved by the Board of Trustees (the "Board") of Hillview Investment Trust II (the "Trust") in connection with a change in control of Hillview Capital Advisors, LLC ("Hillview"), investment adviser to the Hillview Alpha Fund and Hillview International Alpha Fund (collectively, the "Funds"), (2) new sub-advisory agreements for the Funds; (3) the termination of a sub-adviser to the Trust; and (4) a newly elected officer of the Trust . It should be retained and read in conjunction with the Prospectus and Statement of Additional Information.

         On March 31, 2005, Hillview completed a transaction which resulted in Mr. Jonathan J. Hochberg, Mr. David M. Spungen and Asset Management Investment Company PLC equally holding the entire equity ownership interest in Hillview. This transaction constituted a change in control of Hillview and an automatic termination of the then-current Investment Management Contract between the Trust, on behalf of the Funds, and Hillview and termination of each of the sub-advisory agreements for the Funds. As a result, the Board approved an Interim Investment Management Contract (the "Contract") between the Trust, on behalf of the Funds, and Hillview. The Contract, which became effective March 31, 2005, will continue in effect until the earlier of approval of a new Investment Management Contract by the shareholders of the Funds or August 28, 2005. Except for its effective date and a ten-day termination provision, the Contract continues on the same terms as the former Investment Management Contract.

         The Board also approved new sub-advisory agreements for the Funds with each of the then-current sub-advisers of the Funds. The new sub-advisory agreements, which became effective on March 31, 2005, contain identical terms and fees as the former sub-advisory agreements.

         Effective April 26, 2005, Hillview terminated the sub-advisory agreement dated March 31, 2005 among the Trust, on behalf of the Hillview International Alpha Fund ("International Alpha Fund"), Hillview, and BPI Global Asset Management LLP ("BPI"). Harris Associates L.P. and Pinnacle Associates Ltd., existing sub-advisers to the International Alpha Fund, began providing sub-advisory services to the portion of the assets of the International Alpha Fund previously advised by BPI.

         In addition, Mr. Joseph A. Bracken, Treasurer of the Trust, replaced Mr. Gary Sobelman, who left the employ of Hillview, as Vice President of the Trust.





               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


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                          HILLVIEW INVESTMENT TRUST II

                     REMS Real Estate Value-Opportunity Fund

                          Supplement dated May 23, 2005
                                       to
    Prospectus and Statement of Additional Information dated October 28, 2004


This supplement provides important information about (1) a new Interim Investment Management Contract approved by the Board of Trustees (the "Board") of Hillview Investment Trust II (the "Trust") in connection with a change in control of Hillview Capital Advisors, LLC ("Hillview"), investment manager to the Real Estate Value-Opporunity Fund (the "Fund") and (2) a newly elected officer of the Trust. It should be retained and read in conjunction with the Prospectus and Statement of Additional Information.

         On March 31, 2005, Hillview completed a transaction which resulted in Mr. Jonathan J. Hochberg, Mr. David M. Spungen and Asset Management Investment Company PLC equally holding the entire equity ownership interest in Hillview. This transaction constituted a change in control of Hillview and an automatic termination of the then-current Investment Management Contract between the Trust, on behalf of the Fund, and Hillview. As a result, the Board approved an Interim Investment Management Contract (the "Contract") between the Trust, on behalf of the Fund, and Hillview. The Contract, which became effective March 31, 2005, will continue in effect until the earlier of approval of a new Investment Management Contract by the shareholders of the Fund or August 28, 2005. Except for its effective date and a ten-day termination provision, the Contract continues on the same terms as the former Investment Management Contract.

         In addition, Mr. Joseph A Bracken, Treasurer of the Trust, replaced Mr. Gary Sobelman, who left the employ of Hillview, as Vice President of the Trust.




               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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[PFPC LOGO OMITTED]



May 23, 2005



VIA EDGAR

Filing Room
Securities and Exchange Commission
450 Fifth Street
Judiciary Plaza
Washington, DC 20549

RE: Hillview Investment Trust II (File Nos. 333-34806 and 811-09901) Filing Pursuant to Rule 497(e)
         ------------------------------

Dear Ladies and Gentlemen:

On behalf of Hillview Investment Trust II (the "Trust"), we are transmitting electronically a filing pursuant to Rule 497(e) under the Securities Act of 1933, supplements dated May 23, 2005 to the Trust's Prospectuses and Statement of Additional Information dated October 28, 2004, for Hillview Alpha Fund, Hillview International Alpha Fund and REMS Real Estate Value-Opportunity Fund.

Please contact the undersigned at 302.791.2919 with any questions or comments.

Very truly yours,

/s/ William H. Wallace, III
---------------------------
William H. Wallace, III


cc:      Joseph A. Bracken
         Arthur Brown, Esq.




                A member of the PNC Financial Services Group
                PFPC Inc.
                301 Bellevue Parkway Wilmington Delaware 19809


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